Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000162768 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	$ 10,000		$ 10,493	$ 11,265	$ 11,198	$ 12,123	$ 13,226	$ 13,068	$ 11,152	$ 11,933	$ 11,993	$ 13,016
C000038980 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	10,000		10,402	11,052	10,852	11,627	12,554	12,294	10,381	10,993	11,015	11,919
C000007879 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,600		10,061	10,769	10,655	11,501	12,530	12,344	10,502	11,204	11,227	12,148
C000007882 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,506	11,273	11,181	12,099	13,193	13,050	11,134	11,885	11,939	12,951
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		10,209	10,964	10,832	11,573	12,637	12,042	10,086	10,662	10,482	11,338
Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Custom Benchmark
Accumulated Value	$ 10,000		$ 10,311	$ 11,154	$ 10,972	$ 11,810	$ 12,851	$ 12,278	$ 10,281	$ 10,889	$ 10,720	$ 11,630